STOCKHOLDERS’ EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of Share-Based Compensation Arrangements by Share-Based Payment Award

Inputs to the Black-Scholes Model are as follows:

Schedule of Share-Based Compensation Arrangements by Share-Based Payment Award

Risk-free interest rate	4.00%
Expected volatility of common stock	125.39%
Dividend yield	0.00%
Discount due to lack of marketability	0%
Expected life of option/warrant	5.5 Years

Inputs to the Black-Scholes Model are as follows:

Schedule of Share-Based Compensation Arrangements by Share-Based Payment Award

Risk-free interest rate	4.00%
Expected volatility of common stock	125.39%
Dividend yield	0.00%
Discount due to lack of marketability	0%
Expected life of option	5.5 Years

Schedule of Stock Options Outstanding

A summary of stock options outstanding as of March 31, 2026, all of which expire in 2033, including the relevant exercise price is presented below:

Schedule of Stock Options Outstanding

Exercise	Expiration
Price	2033	Total
$1.2056	29,237,632	29,237,632
	29,237,632	29,237,632

A summary of stock options outstanding as of December 31, 2025, all of which expire in 2033, including the relevant exercise price is presented below:

Schedule of Stock Options Outstanding

Exercise	Expiration
Price	2033	Total
$1.2056	29,237,632	29,237,632
	29,237,632	29,237,632